Old Mutual International Equity Fund
Old Mutual International Equity Fund Morningstar Category: Foreign Large Blend
INVESTMENT OBJECTIVE
Old Mutual International Equity Fund (the "Fund") seeks to provide investors with long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other Old Mutual Funds.   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled "Investing in the Funds" on page 30 of the Fund's statutory prospectus, and in the section entitled "Purchase and Redemption of Shares" on page 64 of the Fund's statement of additional information.

FEES AND EXPENSES TABLE Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Old Mutual International Equity Fund (USD $)	Institutional Class	Class A	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	2.00%	2.00%	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	12.00	12.00	12.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Old Mutual International Equity Fund		Institutional Class	Class A	Class Z
Management Fees		1.00%	1.00%	1.00%
Distribution (12b-1) Fees		none	none	none
Service Fees		none	0.25%	none
Other Operating Expenses		0.45%	5.60%	3.65%
Total Other Expenses		0.45%	5.85%	3.65%
Total Annual Fund Operating Expenses		1.45%	6.85%	4.65%
Fee Waivers and/or Expense Reimbursement	[1]	(0.43%)	(5.33%)	(3.38%)
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	[1]	1.02%	1.52%	1.27%
[1]	The Adviser contractually has agreed to limit the operating expenses of the Fund to an annual rate of 1.02% for Institutional Class shares, 1.52% for Class A shares, and 1.27% for Class Z shares through December 31, 2012. The Adviser will consider further limitations on an annual basis. The expense limitation agreement may be amended or continued beyond December 31, 2012 by written agreement of the parties.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Old Mutual International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	104	416	751	1,698
Class A	721	1,318	1,939	3,603
Class Z	129	712	1,322	2,971

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39.69% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. issuers.  The Fund allocates its assets to securities of issuers located in at least 3 non-U.S. countries and may invest in both developed and emerging markets.  Generally, the Fund limits its investments in any country to 25% or less of its total assets.  However, the Fund may invest more than 25% of its assets in issuers organized in Japan or the United Kingdom or in securities quoted or denominated in the Japanese yen, the British pound, or the euro.

The Fund will provide written notice to shareholders at least 60 days' prior to any change to the requirement that it invest at least 80% of its net assets in equity securities of non-U.S. issuers.  Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt, depository receipts, rights, and warrants.

PRINCIPAL RISKS
Like all investments in securities, you risk losing money by investing in the Fund.  The main risks of investing in the Fund are:

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market also may fail to recognize the intrinsic worth of an investment or Acadian Asset Management LLC ("Acadian"), the Fund's sub-adviser, may misgauge that worth.

Foreign (Non-U.S.) Investment Risk.  Investments in foreign securities may involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.  Foreign stock markets may also be less liquid than U.S. stock markets.

Industry and Sector Risk.  Companies that have similar lines of business are grouped together in broad categories called industries.  Certain industries are grouped together in broader categories called sectors.  The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund's performance to be susceptible to the economic, business, or other developments that affect those industries.

Small Company Risk.  While small-cap companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation.  The trading markets for securities of small-cap issuers tend to be less liquid and more volatile than securities of larger companies.  This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

PERFORMANCE INFORMATION
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, 5 years, and since inception compare with those of a broad measure of market performance.  The Fund's past performance, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  All performance figures reflect the reinvestment of dividends and capital gain distributions.

Annual Total Returns as of December 31 – Institutional Class 1
The bar chart below does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.
[1]	The year-to-date return as of September 30, 2011 is (14.97%).

During the periods shown in the chart, the highest return for a quarter was 22.88% (quarter ending June 30, 2009) and the lowest return for a quarter was (23.46%) (quarter ending September 30, 2008).
Average Annual Total Returns as of December 31, 2010
The table below compares the average annual total return information for the Fund's Class A, Class Z and Institutional Class shares to the Morgan Stanley Capital International (MSCI) EAFE® Index, an unmanaged, market capitalization-weighted index that measures the performance of stock markets in various countries in Europe, Australasia, and the Far East.  The MSCI EAFE® Index contains a representative sampling of over 900 small-, medium-, and large-capitalization stocks from countries in these regions. Sales loads are reflected in the table.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns are shown only for Institutional Class shares.  After tax returns for Class A and Class Z shares will vary. When the Return After Taxes on Distributions and Sale of Fund Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If losses are realized upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Average Annual Total Returns - Old Mutual International Equity Fund	1 Year	5 Years	Life of Fund	Inception date
Institutional Class	10.35%	0.16%	0.16%	Dec. 30, 2005
Institutional Class Return After Taxes on Distributions	9.58%	(0.60%)	(0.60%)
Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares	6.72%	(0.29%)	(0.29%)
Class A	3.44%	(1.52%)	(1.52%)	Dec. 30, 2005
Class Z	10.15%	(0.10%)	(0.10%)	Dec. 30, 2005
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	2.46%